Deferred Government Grants - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Grant	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received	$ 586	$ 7,613	$ 5,965	$ 4,406
Current deferred government grants	1,728	1,586	15,120	1,590
Non-current deferred government grants	$ 4,843	5,865	4,477	15,839
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant	5
Current deferred government grants	$ 696
Non-current deferred government grants	3,605
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Additional income from government grants	$ 174	$ 4,861	$ 5,965	$ 4,406
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant	4
Current deferred government grants	$ 1,032
Non-current deferred government grants	$ 1,238
Number of deferred government grants expects to fulfill | Grant	7